Plant and equipment (Details Narrative) - Office [member]	12 Months Ended
Dec. 31, 2025
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease contracts	1 year
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease contracts	3 years